Document And Entity Information	Oct. 31, 2019
Document Information [Line Items]
Entity Registrant Name	The New Home Company Inc.
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36283
Entity Tax Identification Number	27-0560089
Entity Address, Address Line One	85 Enterprise, Suite 450
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	382-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NWHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001574596